Note 8 - Capitalized Development Cost and Other Long-term Assets (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Capitalized Development Cost	$ 0		$ 4,775
Microgrid Projects With Hover Energy [Member]
Capitalized Development Cost		$ 5,150
Microgrid Projects With Hover Energy in the US [Member]
Capitalized Development Cost			1,200
Italian Projects [Member]
Capitalized Development Cost			$ 3,600